Note 7 - Warrants (Tables)	3 Months Ended
Mar. 31, 2021
Notes Tables
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
Description	Level	March 31, 2021
Warrant liabilities	2	$1,040,305